ROU Assets and Operating Lease Liabilities	12 Months Ended
Dec. 31, 2024
Rou Assets And Operating Lease Liabilities
ROU Assets and Operating Lease Liabilities

5. ROU Assets and Operating Lease Liabilities

As of December 31, 2024 and 2023, the Group subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at Beach Centre, Singapore	3 years and 2 months from April 1, 2023 to May 31, 2026
Office at Seoul, South Korea	1 year from March 4, 2024 to March 3, 2025, with an option to renew for 1 year

a) Amounts recognized in the consolidated balance sheets:

	As of December 31,
	2024	2023
Right-of-use assets	$133,103	$197,863

Operating lease liabilities
Current	$104,267	$85,382
Non-current	41,011	127,834
	$145,278	$213,216

Weighted average remaining lease terms (in years)	1.39	2.42

b) Information related to operating lease activities during the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the Years Ended December 31,
	2024	2023	2022
ROU assets obtained in exchange for operating lease liabilities	$29,338	$259,269	-

Amortization of ROU assets	94,099	61,406	-
Accretion of operating lease liabilities	8,913	8,410	-
Total operating lease expenses	$103,012	$69,816	-

c) The following table summarizes the remaining contractual maturities of lease liabilities, categorized by the years in which such lease liabilities are required to be settled, under operating leases as of December 31, 2024:

During the year ended December 31,
2025	$106,370
2026	40,849
Total future lease payments	$147,219
Less: imputed interest	(1,941)
Present value of lease obligations	$145,278

The weighted-average discount rate used to determine the operating lease liabilities as of December 31, 2024 was 4.6%.

Uni-Fuels Holdings Limited

Notes to Consolidated Financial Statements